Quarterly Information (Unaudited) (Details) (USD $)	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended																201 Months Ended	207 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 1996	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997	Jul. 31, 2012	Jan. 31, 2013
Revenues, net	$ 0	$ 6,750	$ 7,012	$ 4,958	$ 9,931	$ 22,542	$ 65,583	$ 29,560	$ 173,943	$ 0	$ 14,889		$ 28,651	$ 291,628	$ 1,172,611														$ 5,110,784	$ 5,110,784
Operating Loss	(1,290,780)	(2,301,769)	(2,466,270)	(1,786,231)	(3,469,778)	(5,729,745)	(5,061,959)	(5,967,558)	(7,773,820)	(3,230,811)	(5,256,009)		(10,024,048)	(24,533,082)	(29,429,817)														(286,155,471)	(289,386,282)
Net income/(loss)	(5,640,985)	(1,575,838)	867,857	(9,118,651)	336,354	(5,444,741)	(4,116,953)	(5,236,906)	(6,877,267)	(6,297,184)	(8,782,297)	(693,448)	(9,490,278)	(21,675,867)	(25,279,940)	(45,812,228)	(36,228,991)	(23,504,958)	(67,967,204)	(24,001,735)	(18,362,583)	(13,261,764)	(13,693,034)	(27,097,210)	(8,841,047)	(6,239,602)	(4,663,604)	(1,379,024)	(354,173,560)	(360,470,744)
Net Loss Available to Common Stockholders	$ (5,640,985)	$ (1,575,838)	$ 491,111	$ (9,118,651)	$ 336,354	$ (6,211,158)	$ (4,116,953)	$ (5,236,906)	$ (6,877,267)	$ (6,399,481)	$ (8,782,297)		$ (9,867,024)	$ (22,442,284)	$ (25,279,940)														$ (357,611,780)	$ (364,011,261)
Basic and Diluted Net Loss Per Common Share (Note 16) (in dollars per share)	$ (0.01)	$ (0.005)	$ 0.003	$ (0.03)	$ 0.001	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.03)		$ (0.03)	$ (0.08)	$ (0.10)